ELLENOFF GROSSMAN & SCHOLE LLP

370 Lexington Avenue

New York, New York 10017

(212) 370-1300

(212) 370-7889 facsimile

January 24, 2006

VIA FEDERAL EXPRESS AND EDGAR

United States Securities and Exchange Commission

Mail Stop 3561

Washington, D.C. 20549

Attn:                    John Reynolds

Assistant Director

Re:                               HD Partners Acquisition Corporation

Registration Statement on Form S-1 filed December 20, 2005

File No. 333-130531

Ladies and Gentlemen:

On behalf of HD Partners Acquisition Corporation (the “Company”), we are electronically transmitting hereunder a conformed copy of Amendment No. 1 (“Amendment No. 1”) to the Registration Statement on Form S-1 (the “Registration Statement”).  Marked courtesy copies of this filing are being sent via overnight mail to John Reynolds, Jay Williamson and Babette Cooper.

This letter is being filed in response to the Staff’s comments to the Registration Statement filed December 20, 2005.  The Staff’s comments are set forth in a letter from John Reynolds, Assistant Director, addressed to Bruce Lederman, Secretary and Director of the Company, dated January 18, 2006.

In this letter, we have recited the comments from the Staff in bold and have followed each comment with the Company’s response.

General

1.                                      Prior to the effectiveness of the company’s registration statement, please inform us as to whether or not the amount of compensation allowable or payable to the Underwriters has received clearance by the NASD.

Response: Prior to the effectiveness of the Company’s registration statement, the Company will inform you as to whether or not the amount of compensation allowable or payable to the Underwriters has received clearance by the NASD, and will request that the Underwriters provide

Mr. Jay Williamson

the NASD corporate finance examiner with your contact information.

2.                                      Please expand your discussion of how you determined the public offering price, which you address on page 60. In this regard, please tell us the factors you considered in determining to value this offering at $60,000,000. What factors did you consider when determining that you might need $54,400,000 in the trust fund to effect the business combination contemplated by the registration statement? Discuss the specific factors and motivations behind the valuation. Please note in particular that we are not seeking simply whether or not you have “a specific business combination under consideration” but are looking more to the type, nature and results to date of any and all diligence, evaluations, discussions (formal or informal), negotiations and/or other similar activities undertaken, whether directly by the company, an affiliate thereof, or an unrelated third party, with respect to a business combination transaction involving the company. This includes the time period before the company’s corporate existence was established and encompasses any and all evaluations and/or discussions that may have taken place prior to the involvement of the principals with the formal entity of HD Partners Acquisition Corporation. Given management’s extensive and high-level experience in the media, entertainment and telecommunications industries as senior executives, business consultants and/or entrepreneurs, the precise nature of their knowledge about their ability to effect a combination with a company whose fair market value is equal to at least 80% of the company’s net assets may be material information for which appropriate disclosure is required. We may have further comment.

Response: Based on the current market conditions for public offerings of blank-check companies, the business experience and background of HD Partners’ officers and directors and the Underwriter’s prior experience in marketing, selling and underwriting blank-check public offerings, the Underwriter believes that it will be able to raise approximately $60 million for HD Partners Acquisition Corporation.

The amount held in trust is solely a factor of: (i) the gross proceeds of the offering less the expenses of the offering; and (ii) the amount the Company’s Underwriter believes potential investors in the offering would require to be held in trust relative to their initial investment, based on prior blank-check public offerings that have been completed recently.

The Company and its officers and directors have not directly or indirectly, through any affiliates or unrelated third parties conducted any diligence, evaluations, discussions (formal or otherwise), negotiations and/or other similar activities with respect to a business combination transaction involving HD Partners Acquisition Corporation.

Notwithstanding management’s extensive and high-level experience in the media, entertainment and telecommunications industries as senior executives, business consultants and/or entrepreneurs, there can be no assurance that they will be able to effect a combination with a company whose fair market value is equal to at least 80% of the Company’s net assets.

3.                                      We note the disclosure throughout your registration statement that you would be required to convert to cash up to approximately 19.99% of the common stock sold in this offering.

Please clarify whether the company may structure or consummate a business combination in which less than 19.99% of the IPO shareholders will be able to convert for the business combination still go forward.

Response:  In response to the staff’s comment, we have clarified, on pages 6 and 38 of the prospectus, that the Company will not structure or consummate a business combination in which less than all stockholders, up to 19.99%, exercising their conversion rights will be entitled to receive their pro rata portion of the trust account, if a business combination is approved and consummated.

4.                                      Several of your risk factor disclosures appear duplicative and repeat information disclosed in other risk factors. Please revise your discussion to eliminate unnecessarily repetitive disclosures.

Response: In response to staff’s comment, the Company has removed risk factor 15 in its entirety as it repeats certain disclosures made in risk factor 13 and otherwise combined the two risk factors.  Additionally, the Company believes that its remaining risk factor disclosure is appropriate and not otherwise repetitive.  However, if the staff has specific instances which it believes are repetitive, we will be glad to review such risk factors and make any necessary adjustments thereto.

Prospectus Summary. page 1

5.                                      We note the references to the contacts and relationships of management. Clarify whether there have been any communications or discussions with potential contacts or relationships regarding a potential business combination.

Response: In response to the staff’s comment, we have included a new sentence prior to the last sentence of the first paragraph under “The Company” to include the fact that in addition to the current disclosure, that there have been no “communications” or “discussions” between any of our officers or directors and any of their potential contacts or relationships regarding a potential business combination.  We have also added this disclosure in the first paragraph of the section entitled “Proposed Business.”

6.                                      Toward the top of page 5 you state that “[t]hese expenses may be paid prior to a business combination only from the net proceeds of this offering not held in the trust account. Please clarify the reference to these expenses.

Response:  In response to the staff’s comment, we have clarified which expenses may be paid prior to a business combination, please see page 5.

Risk Factors. page 9

7.                                      In the last sentence of the first risk factor, please delete the statement in parentheses regarding interest income from the proceeds of your offering, as any interest income would be classified as non-operating income rather than revenue.

Response:  In response to the staff’s comment, we have deleted the language referred to above.

8.                                      Disclose in risk factor two the estimated amount that investors would receive upon liquidation of the company.

Response:  In response to the staff’s comment, we have included the estimated amount investors would receive upon liquidation of the Company.

9.                                      Given management’s extensive experience with DIRECTV, Inc., and current ties to companies such as SanDisk Corp., and XM Satellite Radio Holdings Inc., it appears likely that a potential target may be a competitor and, as a result, wary of entering into an agreement with, or allowing due diligence by, your management. Please advise us whether management considers this to be a risk, and if so, please add a risk factor.

Response:  The Company’s officers and directors do not believe this is a risk.

10.                               There appears to be an inconsistency in risk factor five with respect to the number of companies that have filed a definitive agreement - in one location you state that seven have done so, and in another you state that six have done so. Please revise your disclosure accordingly, and ensure that this risk factor contains updated disclosure in any subsequent amendment Furthermore, please add disclosure regarding the approximate number of companies that are still in the registration process.

Response:  In response to the staff’s comment, we have resolved such inconsistency.

11.                               It appears that management may obtain employment or consulting agreements at the same time as the business combination. Discuss the potential compensation of members of management that may occur following a business combination. State how this will be determined and whether this will be a term of the business combination agreement. This should be discussed in greater detail. Add disclosure in the business section and in the conflicts of interest section.

Response:  In response to staff’s comment, we have added additional disclosure to risk factor 10.  At this time it is not known what the potential compensation of members of management could be, if any.  Additionally, if such agreements are a condition to the business combination, the proxy statement delivered to stockholders in connection with the business combination will disclose any such information.  We do not believe that speculation as to how or how much compensation may be determined would be meaningful disclosure to investors.

12.                               Please revise risk factor 14 to discuss in greater detail, both in the subheading and the narrative, the risk to the company and to investors.

Response: In response to staff’s comment, please see revised risk factor 14.

13.                               We note the disclosure that you may seek a business combination with an entity that is affiliated with existing stockholders. Please name any affiliated companies that may be considered in seeking a business combination. Disclose those circumstances that may result in the company seeking a business combination with an affiliated entity. We may have further comment.

Response: None of the Company’s officers or directors have had any discussions or communications with any entities with which they are affiliated, with respect to a business combination with the Company.  We believe that any such disclosure of affiliated companies that may be considered in seeking a business combination would be speculative and not meaningful disclosure to an investor.  Additionally, the circumstances under which the Company may seek a business combination with an affiliated entity would likely come about in the same manner as any other potential deal with a non-affiliated entity would arise, which discussions and/or communications would only commence subsequent to the completion of this offering.

14.                               We note that several of the risk factors deal with finding a business target outside the United States. If this is a criteria that management will focus on then please clearly disclose throughout the prospectus.

Response:  In response to staff’s comment, management does not intend its primary focus to be finding a business target outside the United States, however, if an opportunity outside of the United States is presented it may be pursued by the Company.

Use of Proceeds. page 24

15.                               We note your disclosure in footnote 1 on page 25 that the net proceeds not held in trust will be used to repay loans made by officers and directors. However, the footnote reference in this regard is confusing. Please disclose the amount of any of the funds borrowed from your officers and directors that were used to pay any portion of your total offering expenses, as these expenses appear to reduce the amounts otherwise available to the trust account. If the loans are to be repaid from net proceeds not held in trust please identify the line items associated with the repayment. In addition, please update this disclosure to include the dollar amount of the initial loan, and the amount of expenses that have been prepaid with the loan proceeds.

Response:  In response to staff’s comment, we have revised the disclosure in footnote 1 on page 25.

Proposed Business, page 33

16.                               The majority of your discussion in the second full paragraph under this heading consists of restating management’s biography. Please relocate this discussion to the “management” heading or, alternatively, explain its relevance here. We also note that the summary repeats the first two paragraphs of the business section. Please avoid repetition and revise the summary accordingly.

Response: In response to staff’s comment, the Company respectfully submits that the disclosure contained in the second paragraph while paraphrased later in the document is material to prospective investors and is one of the more important parts of an investor’s decision as to whether to invest in the offering.

17.                               We note your statement on page 35 and elsewhere that “[y]our management believes, based on its prior business experience, that there are numerous acquisition candidates”. Please expand your discussion to quantify “numerous” and otherwise support this statement that there are numerous targets. Also, please explain whether management has made any investigations into the industry and/or businesses within the industry, State whether the company has set any criteria that will be used to find a target business within this industry.

Response:  In response to staff’s comment, we have removed the first sentence of the subsection of the “Proposed Business” section entitled “Sources of Target Businesses”, as well as the last sentence prior to the first full paragraph on page 34.  Please note that other than the criteria set forth in the subsection entitled “Selection of a Target Business and Structuring of a Business Combination”, there is currently no other criteria, other than a potential business being in the media, entertainment or telecommunications industries, that the Company has established for selecting a target business.

Additionally, management has reviewed publicly available information concerning the media, entertainment and telecommunications industries, however, management has not made any investigations concerning prospective business combination candidates in the media, entertainment or telecommunications industries.

18.                               On page 35 you disclose that management “believe[s] that the various relationships they have developed over their careers…will generate a number of potential target businesses that will warrant further investigation.”  In light of the lack of business steps taken by management in furtherance of a business combination, at this time this statement appears speculative in nature and should be removed.

Response:  In response to staff’s comment, we have removed this statement.

19.                               We note the statement that you may seek to consummate a business combination with a company that is financially unstable or in its early stages of development or growth, including entities without established records of sales or earnings. Please explain how these companies would meet the requirement that the target business have a fair market value of at least 80% of net assts. We may have further comment.

Response:  In response to staff’s comment, the Company respectfully submits that there are many companies in various industries that may be financially unstable or in their early stages of development or growth, including: (i) mature businesses that have been in operation for long periods of time, but have either experienced recent difficulties, are not properly managed or have invested in new lines of business that have drained resources from the primary business, or (ii) entities without established records of sales or earnings, that are valued based on either their balance sheet components (i.e. intellectual property), management and personnel experience, competitive position and other intangible assets that may be valued, as well as in the case of a growth company, business prospects and growth potential.  By way of comparison, there are many public companies with no history of earnings, or which are financially unstable, or which are in their early-stages of development that have significant public market values or have been highly valued by investment bankers in connection with the financing or sale of such companies.

20.                               Please clarify if true, that you have had no contacts to date with any unaffiliated sources regarding potential target business candidates.

Response:  In response to staff’s comment, we have added additional disclosure responding to this comment in the subsection of the “Proposed Business” section entitled “Sources of Target Businesses.”

21.                               Clarify if true, that management has not undertaken any affirmative efforts to locate a target business.

Response:  In response to staff’s comment, we have added additional disclosure responding to this comment in the subsection of the “Proposed Business” section entitled “Sources of Target Businesses.”

22.                               In the first paragraph under the heading “Selection of a Target Business ... “ you note that management will have virtually unrestricted flexibility to select a target business subject to the requirement that the business combination is with an entity with a market value of at least 80% of your net assets. Please clarify whether management is further restricted to a particular industry focus.  In this respect we note disclosures elsewhere in the document which indicate that you “may seek to effect business combinations with more than one target business in the media, entertainment or telecommunications industries”.

Response:  In response to staff’s comment, we have added additional disclosure responding to this comment in the subsection of the “Proposed Business” section entitled “Selection of a Target Business and Structuring of a Business Combination.”

Management page 45

23.                               Disclose Mr. Meyer’s business activities from 2004 to the present and Mr. Cox’s business activities from March 2005 to the present.

Response:  In response to staff’s comment, we have added additional disclosure responding to this comment in the bio’s of each of Messrs. Meyers and Cox.

24.                               We note your disclosure on page 47 that your management is currently under certain non-compete and confidentiality agreements with their former employers. Please expand this discussion to address each member of management individually, including the name of the former employer, the industries in which they are prohibited from competing, and time period covered by the agreement. In addition please disclose whether the company plans to indemnify, or otherwise defend, any executive against a suit alleging breach of contract by their former employer. Finally, please clarify what you mean by the statement ‘‘the agreements also restrict ... from any activity which is competitive with their former employer where it is reasonably likely that any of these individuals would disclose or utilize any such confidential information”. Do you mean to imply that the agreements only restrict management from competing in industries if it is also reasonably likely that they would use confidential information – or, is there a blanket non-compete rule for certain industries with a separate prohibition against the use of confidential information.

Response:  In response to staff’s comment, we have revised this disclosure.  Additionally, each of such officers and directors subject to the non-competition provisions of their severance agreements are restricted from the disclosure of such agreement, so we respectfully request that the name of such former employer not be disclosed.  Any such disclosure would cause a breach of such agreements.

The Company will not indemnify or otherwise defend, any of such persons against a suit alleging breach of contract by their former employer.  There is no blanket non-compete and staff’s assessment of the non-compete provisions of their severance agreements is correct in that management is only restricted from competing with their former employer if it is also reasonably likely that these individuals would disclose or utilize any such confidential or proprietary information in the conduct of such activities.

Conflicts of Interest. page 48

25.                               Please clarify the meaning of the statement on page 49 that “[management] may not present opportunities to us that otherwise may be attractive to us unless any other entity to which they owe such a fiduciary obligation and any successors to such entities have declined to accept such opportunities.” In addition, please advise us, with examples if appropriate, how your director’s fiduciary obligations to your company are prioritized vis-a-vis other companies. In this respect we note that the paragraph beginning “[t]o minimize potential conflicts of interest on page 49 is unclear.

Response:  In response to staff’s comment, none of the Company’s members of management are under any contractual obligation to present potential business opportunities to any other entity with which they are affiliated.  Certain of the Company’s members of management currently serve as directors of companies unaffiliated with the Company, and may in the future become directors of other companies unaffiliated with the Company.  As a director of the Company and of any other companies, such persons currently have and may in the future continue to have fiduciary obligations to the Company and to any other company on whose board they may serve.

If a business opportunity is presented to or otherwise comes to the attention of one of our members of management, and such person also serves on the board of directors of another company, the specific facts and circumstances of such business opportunity will determine which companies, other than the Company, if any, such person owes a fiduciary duty to present such opportunity for its consideration.  The Company does not believe that without the specific facts and circumstances of any such business opportunity, which at this point in time is clearly speculation, that the Company can accurately describe how management’s fiduciary obligations will be prioritized, and would therefore not be meaningful disclosure for investors.

Additionally, we have revised the first full paragraph on page 49 beginning “Each of our directors has…”, and have removed the second full paragraph on page 49 beginning “To minimize potential conflicts of interest…”

Certain Relationships and Related Transactions, page 52

26.                               We note your disclosure on page 52 that your officers have agreed to make open market purchases of your warrants under certain conditions. Please file a copy of these agreements. Please advise us whether this agreement is intended to meet the requirements for a Rule 10b5-1(c) plan. In this regard we note the company’s disclosure on page 51 that the “purchases have been irrevocably ordered by [y]our current shareholders and will be made by Morgan Joseph & Co.” Please disclose the factors that Morgan Joseph & Co. will consider in determining the timing and amount of warrant purchases. We may have further comment.

Response:  In response to staff’s comment, we have attached as Exhibit 10.15 the Form of Warrant Purchase Agreement between each of our officers and directors and Morgan Joseph & Co., Inc.  These agreements are intended to meet the requirements for a Rule 10b5-1(c) plan.  The agreement provides for an irrevocable order by each purchaser and Morgan Joseph will fill such order in such amounts and at such times as it may determine, in its sole discretion, during the applicable purchase period.

27.                               We note your disclosure on page 53 that there is no limit on the amount of out of pocket expenses that will be reimbursed by you to your executive officers. Please include a statement clarifying whether this statement also applies to proceeds held in trust for the purchasers.

Response:  In response to staff’s comment, we have added additional disclosure responding to this comment in the section entitled “Certain Relationships and Related Transactions.”

28.                               Please clarify the statement on page 53 that “[y]our existing stockholders will not receive reimbursement for any out-of-pocket expenses incurred by them to the extent that such expenses exceed the amount in the trust ...”

Response:  In response to staff’s comment, we have added additional disclosure responding to this comment in the section entitled “Certain Relationships and Related Transactions.”

Underwriting. page 59

29.                               We note your disclosure on page 61, that the NASD has deemed the underwriter’s purchase option to be compensation; however, the company does not appear to include any value attributable to the option as a “discount” or “offering expense” in any related table. On page 32 you indicate that the option will be accounted for as a cost attributable to the proposed offering. Please clarify your disclosure and explain the impact of the option sale to the investor. See Item 508(e) of Regulation S-B.

Response:  In response to staff’s comment, we have clarified the paragraph entitled “Purchase Option” by including specific language refering to the option as “underwriting” compensation as determined by the NASD. We believe that the inclusion of the option in the table included in “Commissions and Discounts” would be confusing to investors as the option are a non-cash compensation item.

30.                               Tell us whether the representative or any members of the underwriting syndicate will engage in any electronic offer, sale or distribution of the shares and describe their procedures to us supplementally. If you become aware of any additional members of the underwriting syndicate that may engage in electronic offers, sales or distributions after you respond to this comment, promptly supplement your response to identify those members and provide us with a description of their procedures. Briefly describe any electronic distribution in the filing, and confirm, if true, that the procedures you will follow with respect to any electronic distribution will be consistent with those previously described to and cleared by the Office of Chief Counsel.

Response:  We have been informed by the representative of the underwriters that no members of the underwriting syndicate will engage in any electronic offer, sale or distribution of the securities in this offering.  If the Company becomes aware of any additional members of the underwriting syndicate that may engage in elec1ronic offers, sales or distributions after this response, we will promptly supplement our response to identify those members and provide the staff with a description of their procedures.

31.                               Tell us whether you or the underwriters have any arrangements with a third party to host or access your preliminary prospectus on the Internet. If so, identify the party and the website, describe the material terms of your agreement, and provide us with a copy of any written agreement. Provide us also with copies of all information concerning your company or prospectus that has appeared on their website.  Again, if you subsequently enter into any such arrangements, promptly supplement your response.

Response:  The Company does not have any arrangements with a third party to host or access our preliminary prospectus on the Internet, and the representative of the underwriters has informed us that they do not have any arrangements with a third party to host or access our preliminary prospectus on the Internet.  If the Company subsequently becomes aware of any such arrangements, we will promptly supplement our response to identify those members and provide you with a description of the material of any such agreement and a copy of any such written agreement.

32.                               If the company or the underwriters intend to engage a directed share program in conjunction with this offering, please describe to us the mechanics of how and when these shares were or will be offered and sold to investors in the directed share program for this offering. For example, tell us how the prospective recipients and number of reserved shares is determined. Tell us how and when the company and underwriter notified or will notify the directed share investors, including the types of communications used. Discuss the procedures these investors must follow in order to purchase the offered securities, including how and when any communications are sent or received or funds are received by the underwriters or you. How do the procedures for the directed share program differ from the procedures for the general offering to the public? Provide us with copies of all written communications with prospective purchasers about the directed share program.

Response:  Neither the Company nor the underwriters intend to engage in a directed share program in connection with this offering.

Financial Statements. page F-1

33.                               Please note the updating requirements for the financial statements and related disclosures pursuant to Rule 3-12 of Regulation S-X.

Response:  The Company understands and will comply with the updating requirements for the financial statements and related disclosures pursuant to Rule 3-12 of Regulation S-X.

Note 2 - Proposed Public Offering, page F-8

34.                               Please expand Note C to disclose any net settlement provisions. Also, revise to clarify the expected timing of the issuance of the UPO and tell us whether the options will be issued regardless of the status of the registration statement.

Response: In response to the staff’s comment, in lieu of exercise, the option may be converted into units (i.e., a “cashless exercise”) to the extent that the market value of the units at the time of conversion exceeds the exercise price of the option.  The option may only be exercised or converted by the option holder.  The UPO’s will only be issued to the underwriter upon completion of the initial public offering.

35.                               In determining the fair value of the options, we note that you use an expected life of four years. Please tell us why this is appropriate when the options expire five years from the date of the prospectus.

Response:  In response to staff’s comment, we believe that since the UPO is not exercisable for a period of at least one year from the date of the offering and thereafter would have a remaining life of four years, that four years is an appropriate expected life for such options.

36.                               Please provide us with information on the S&P Supercomposite Media Index, including the names and market capitalizations of the 32 companies. If the companies in the index have market caps that are dissimilar to the expected market capitalization of your company, explain why the volatility of this index is considered a reasonable estimate of your volatility.

Response:  In response to staff’s comment, we have attached hereto as exhibit A, a list of each of the companies and the market capitalizations of the 32 companies included in the S&P Supercomposite Media Index.  Although the market capitalizations of the companies included in the index may be dissimilar to the expected market capitalization of the Company, the Company believes that the industries in which the companies included in the index are similar to industries that the Company will target.  The Company also believes that indices with smaller market capitalization companies represented a broad range of companies and did not adequately reflect the volatility of companies in the industries in which the Company expects to seek a business combination.

Part II  Item 13

37.                               Please advise us of the basis for excluding the $3,500 initial fee payable to American Stock Transfer & Trust for acting as an escrow agent from your tabular presentation of Other Expenses of Issuance and Distribution.

Response:  In response to staff’s comment, the Company has included the $3,500 initial fee in the tabular presentation of Other Expenses of Issuance and Distribution.

Exhibit 23

38.                               Provide a current consent of the independent accountant in any amendment.

Response:  In response to staff’s comment, the Company has included in this amendment, and will include in future amendments, where required, a current consent of its independent accountant.

If you have any questions, please contact the undersigned at 212-370-1300.

Very truly yours,

/s/ Jody R. Samuels

Jody R. Samuels

cc:                                 Mr. Bruce Lederman,

HD Partners Acquisition Corporation

EXHIBIT A

S&P Supercomposite Media Index

Index Members

($ in millions)

Ticker	Name	Market Cap
KDE	4 Kids Entertainment Inc.	$221.1
AD	ADVO Inc.	916.5
ARB	Arbitron Inc.	1,219.2
BLC	Belo Corp.	2,448.0
POS	Catalina Marketing Corp.	1,228.2
CBS.A	CBS Corporation	39,593.8
CCU	Clear Channel Communications Inc.	16,994.1
CMCSA	Comcast Corp.	61,214.6
DIS	Walt Disney Co.	48,442.1
DJ	Dow Jones & Co. Inc.	3,166.8
EMMS	Emmis Communications Corp.	647.5
ETM	Entercom Communications Corp.	1,381.7
SSP	EW Scripps Co.	8,102.7
GCI	Gannett Co. Inc.	15,384.2
HHS	Harte-Hanks Inc.	2,180.6
IPG	Interpublic Group of Companies.	4,305.3
KRI	Knight-Ridder Inc.	4,728.5
LEE	Lee Enterprises Inc.	1,667.3
LYV	Live Nation	967.8
MHP	McGraw-Hill Companies Inc.	18,621.3
MEG	Media General Inc.	1,192.6
MDP	Meredith Corp.	2,669.1
NYT	New York Times Co.	3,954.0
NWS.A	News Corp.	52,462.2
OMC	Omnicom Group Inc.	14,958.5
RDA	Reader’s Digest Association Inc.	1,497.6
SCHL	Scholastic Corp.	1,237.5